Investment Securities	12 Months Ended
Oct. 31, 2018
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Investment Securities
12	Investment Securities

The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31, 2018 ($ millions)	2018(1)	2017
Debt investment securities measured at FVOCI	$55,843	$	n/a
Debt investment securities measured at amortized cost	20,743		n/a
Equity investment securities designated as at FVOCI	1,305		n/a
Equity investment securities measured at FVTPL	505		n/a
Available-for-sale investment securities	n/a		50,504
Held-to-maturity investment securities	n/a		18,765
Total investment securities	78,396		69,269

(1)	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,903	$38	$50	$8,891
Canadian provincial and municipal debt	4,403	3	54	4,352
U.S. treasury and other U.S. agency debt	19,298	6	163	19,141
Other foreign government debt	20,022	49	81	19,990
Other debt	3,503	6	40	3,469
Total debt securities measured at FVOCI	$56,129	$102	$388	$55,843

(b)	Debt investment securities measured at amortized cost

As at October 31, 2018 ($ millions)	Fair Value	Carrying value(1)
Canadian federal and provincial government issued or guaranteed debt	$6,530	$6,681
U.S. treasury and other U.S. agency debt	4,321	4,462
Other foreign government debt	3,086	3,131
Corporate debt	6,379	6,469
Total debt investment securities measured at amortized cost	$20,316	$20,743
(1)	Balances are net of impairment allowances of $(1).

(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)

The Bank has designated certain instruments shown in the following table as equity securities FVOCI as these investments are expected to be held for the long-term for strategic purposes, effective November 1, 2017. In prior years, these instruments were classified as available-for-sale and measured at fair value with changes to carrying value recognized in other comprehensive income.

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$334	$–	$54	$280
Common shares	937	126	38	1,025
Total equity investment securities designated at FVOCI	$1,271	$126	$92	$1,305

(d)	Available-for-sale investment securities

An analysis of unrealized gains and losses on available-for-sale securities is as follows:

As at October 31, 2017 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,069	$119	$95	$12,093
Canadian provincial and municipal debt	4,839	13	29	4,823
U.S. treasury and other U.S. agency debt	6,761	1	90	6,672
Other foreign government debt	19,788	49	34	19,803
Other debt	5,792	34	24	5,802
Preferred shares	397	1	87	311
Common shares	899	164	63	1,000
Total available-for-sale securities	$50,545	$381	$422	$50,504

The net unrealized loss on available-for-sale securities of $41 million increases to a net unrealized loss of $48 million after the impact of qualifying hedges is taken into account. The net unrealized loss on available-for-sale securities is recorded in Accumulated Other Comprehensive Income.

(e)	Held-to-maturity investment securities

An analysis of the fair value and carrying value of held-to-maturity securities is presented below:

As at October 31, 2017 ($ millions)	Fair value	Carrying value
Canadian federal and provincial government issued or guaranteed debt	$5,748	$5,779
U.S. treasury and other U.S. agency debt	3,991	3,993
Other foreign government debt	2,690	2,705
Corporate debt	6,287	6,288
Total held-to-maturity securities	$18,716	$18,765

(f)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2018 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$1,439	$407	$5,878	$105	$1,062	$–	$8,891
Yield(1) %	0.6	1.5	2.0	2.6	3.5	–	1.9
Canadian provincial and municipal debt	1,092	1,107	2,084	64	5	–	4,352
Yield(1) %	1.7	1.8	1.8	3.2	2.9	–	1.8
U.S. treasury and other U.S. agency debt	322	3,517	13,485	1,654	163	–	19,141
Yield(1) %	1.8	2.0	2.4	3.1	3.2	–	2.4
Other foreign government debt	6,884	6,379	5,349	1,053	325	–	19,990
Yield(1) %	1.3	1.7	3.7	3.8	4.3	–	2.3
Other debt	718	872	1,553	141	185	–	3,469
Yield(1) %	1.5	1.8	2.0	2.6	2.6	–	1.9
	10,455	12,282	28,349	3,017	1,740	–	55,843
Equity instruments
Preferred equity instruments	–	–	–	–	–	280	280
Common shares	–	–	–	–	–	1,025	1,025
						1,305	1,305
Total FVOCI	10,455	12,282	28,349	3,017	1,740	1,305	57,148
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	692	868	5,121	–	–	–	6,681
U.S. treasury and other U.S. agency debt	197	988	3,266	–	11	–	4,462
Other foreign government debt	354	1,193	966	502	116	–	3,131
Corporate debt	637	1,113	4,414	246	59	–	6,469
	1,880	4,162	13,767	748	186	–	20,743
Fair value through profit or loss
Equity instruments	–	–	–	–	–	505	505
Total investment securities	$12,335	$16,444	$42,116	$3,765	$1,926	$1,810	$78,396
Total by currency (in Canadian equivalent):
Canadian dollar	$2,918	$1,828	$11,478	$357	$1,102	$967	$18,650
U.S. dollar	1,797	8,384	26,137	2,053	354	366	39,091
Mexican peso	640	541	892	282	–	15	2,370
Other currencies	6,980	5,691	3,609	1,073	470	462	18,285
Total investment securities	$12,335	$16,444	$42,116	$3,765	$1,926	$1,810	$78,396

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2017 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Available-for-sale
Canadian federal government issued or guaranteed debt	$8	$291	$9,780	$905	$1,109	$–	$12,093
Yield(1) %	0.9	1.1	1.1	2.7	3.2	–	1.4
Canadian provincial and municipal debt	99	737	3,698	284	5	–	4,823
Yield(1) %	0.6	1.5	1.7	2.4	2.9	–	1.7
U.S. treasury and other U.S. agency debt	106	1,260	2,374	2,704	228	–	6,672
Yield(1) %	1.0	1.5	1.0	1.6	1.5	–	1.3
Other foreign government debt	7,810	5,283	5,313	1,259	138	–	19,803
Yield(1) %	0.6	2.8	4.1	5.7	6.2	–	2.5
Other debt	1,082	1,541	2,784	210	185	–	5,802
Yield(1) %	0.6	0.8	1.6	2.5	2.5	–	1.2
Preferred shares	–	–	–	–	–	311	311
Common shares	–	–	–	–	–	1,000	1,000
Total available-for-sale securities	9,105	9,112	23,949	5,362	1,665	1,311	50,504
Held-to-maturity
Canadian federal and provincial government issued or guaranteed debt	65	860	4,854	–	–	–	5,779
U.S. treasury and other U.S. agency debt	1,290	–	2,703	–	–	–	3,993
Other foreign government debt	–	683	1,914	102	6	–	2,705
Corporate debt	167	821	5,300	–	–	–	6,288
Total held-to-maturity assets	1,522	2,364	14,771	102	6	–	18,765
Total investment securities	$10,627	$11,476	$38,720	$5,464	$1,671	$1,311	$69,269
Total by currency (in Canadian equivalent):
Canadian dollar	$76	$1,165	$15,500	$1,276	$1,130	$539	$19,686
U.S. dollar	1,961	4,178	19,344	3,023	419	372	29,297
Mexican peso	420	579	1,568	285	–	9	2,861
Other currencies	8,170	5,554	2,308	880	122	391	17,425
Total investment securities	$10,627	$11,476	$38,720	$5,464	$1,671	$1,311	$69,269

(1)	Represents the weighted-average yield of fixed income securities.

(g)	Net gain on sale of investment securities

The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2018(1)		2017		2016
Net realized gains	$	n/a	$399		$570
Debt investment securities measured at fair value through other comprehensive income (FVOCI)		146	n/a		n/a
Total net realized gains on investment securities		146	399		570
Impairment losses		–	19	(2)	36	(2)
Net gain on sale of investment securities		$146	$380		$534

(1)	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).
(2)	Impairment losses are comprised of (2017 – $14; 2016 – $36) from equity securities and (2017 –$5; 2016 – nil) from other debt securities.